Fees Summary	Dec. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,510,000
Previously Paid Amount	0.00
Total Fee Amount	208.53
Total Offset Amount	0.00
Net Fee	208.53
Narrative - Max Aggregate Offering Price	$ 1,510,000
Final Prospectus	true